Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2013	Jun. 30, 2012
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.75%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.59%	4.70%
Average increase in compensation	6.00%	6.00%